Condensed Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common units issued	10,987,679	10,987,679
Common units outstanding	10,987,679	10,987,679
General Partners, units issued	230,524	230,524
General Partners, units outstanding	230,524	230,524